Equity - Analysis of outstanding share purchase options (Details) - Stock Option Plan - Share purchase options - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share purchase options
Options Outstanding, Number	1,945,650	2,497,150	1,959,588
Options Outstanding, Price	$ 9.23	$ 9.15	$ 7.40
$3.50 - $5.90
Share purchase options
Range of Exercise Prices, minimum	3.50
Range of Exercise Prices, maximum	$ 5.90
Options Outstanding, Number	207,650
Options Outstanding, Price	$ 5.20
Options Outstanding, Remaining Life	9 months 3 days
Options Exercisable, Number	183,900
Options Exercisable, Price	$ 5.36
Options Exercisable, Remaining Life	6 months 25 days
$5.90 - $7.20
Share purchase options
Range of Exercise Prices, minimum	$ 5.91
Range of Exercise Prices, maximum	$ 7.20
Options Outstanding, Number	430,875
Options Outstanding, Price	$ 6.26
Options Outstanding, Remaining Life	1 year 11 months 15 days
Options Exercisable, Number	356,250
Options Exercisable, Price	$ 6.27
Options Exercisable, Remaining Life	1 year 11 months 12 days
$7.21 - $9.70
Share purchase options
Range of Exercise Prices, minimum	$ 7.21
Range of Exercise Prices, maximum	$ 9.70
Options Outstanding, Number	531,625
Options Outstanding, Price	$ 9.46
Options Outstanding, Remaining Life	1 year 5 months 23 days
Options Exercisable, Number	421,625
Options Exercisable, Price	$ 9.54
Options Exercisable, Remaining Life	1 year 10 days
$9.71 - $11.80
Share purchase options
Range of Exercise Prices, minimum	$ 9.71
Range of Exercise Prices, maximum	$ 11.80
Options Outstanding, Number	775,500
Options Outstanding, Price	$ 11.80
Options Outstanding, Remaining Life	3 years 21 days
Options Exercisable, Number	387,750
Options Exercisable, Price	$ 11.80
Options Exercisable, Remaining Life	3 years 21 days
$3.50 - $11.80
Share purchase options
Range of Exercise Prices, minimum	$ 3.50
Range of Exercise Prices, maximum	$ 11.80
Options Outstanding, Number	1,945,650
Options Outstanding, Price	$ 9.23
Options Outstanding, Remaining Life	2 years 1 month 20 days
Options Exercisable, Number	1,349,525
Options Exercisable, Price	$ 8.76
Options Exercisable, Remaining Life	1 year 9 months 14 days